Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Amendment Flag	false
Entity Central Index Key	0001193311
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	333-100240
Entity Tax Identification Number	75-2967830
Entity Address, Address Line One	1616 Woodall Rodgers Fwy.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(214)
Local Phone Number	486-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false